Supplement to the
Fidelity® Institutional Money Market Funds
Class I
May 30, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Government Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Treasury Only Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities.

Treasury Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Government Portfolio on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

IMMI-15-01  January 30, 2015
1.480138.129
1 year	$ 18
3 years	$ 64
5 years	$ 114
10 years	$ 264

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Money Market Portfolio on page 7.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 18
3 years	$ 64
5 years	$ 114
10 years	$ 264

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Prime Money Market Portfolio on page 11.

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 18
3 years	$ 64
5 years	$ 114
10 years	$ 264

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Tax-Exempt Portfolio on page 15.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses	0.22%
Fee waiver and/or expense reimbursementA	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 18
3 years	$ 65
5 years	$ 118
10 years	$ 275

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Only Portfolio on page 19.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 18
3 years	$ 64
5 years	$ 114
10 years	$ 264

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Portfolio on page 23.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 18
3 years	$ 64
5 years	$ 114
10 years	$ 264

Supplement to the
Fidelity® Institutional Money Market Funds
Class II
May 30, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Government Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Treasury Only Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities.

Treasury Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Government Portfolio on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.07%
Total annual operating expenses	0.36%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.33%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class II of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.33%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

IMMII-15-01  January 30, 2015
1.480139.125
1 year	$ 34
3 years	$ 112
5 years	$ 198
10 years	$ 452

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Money Market Portfolio on page 7.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.07%
Total annual operating expenses	0.36%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.33%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class II of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.33%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 34
3 years	$ 112
5 years	$ 198
10 years	$ 452

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Prime Money Market Portfolio on page 11.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.07%
Total annual operating expenses	0.36%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.33%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class II of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.33%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 34
3 years	$ 112
5 years	$ 198
10 years	$ 452

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Tax-Exempt Portfolio on page 15.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.08%
Total annual operating expenses	0.37%
Fee waiver and/or expense reimbursementA	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.33%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class II of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.33%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 34
3 years	$ 113
5 years	$ 202
10 years	$ 463

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Only Portfolio on page 19.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.07%
Total annual operating expenses	0.36%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.33%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class II of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.33%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 34
3 years	$ 112
5 years	$ 198
10 years	$ 452

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Portfolio on page 23.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.07%
Total annual operating expenses	0.36%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.33%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class II of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.33%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 34
3 years	$ 112
5 years	$ 198
10 years	$ 452

Supplement to the
Fidelity® Institutional Money Market Funds
Class III
May 30, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Government Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Treasury Only Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities.

Treasury Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Government Portfolio on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.43%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.43%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

IMMIII-15-01  January 30, 2015
1.480140.124
1 year	$ 44
3 years	$ 144
5 years	$ 254
10 years	$ 575

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Money Market Portfolio on page 7.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.43%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.43%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 44
3 years	$ 144
5 years	$ 254
10 years	$ 575

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Prime Money Market Portfolio on page 11.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.43%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.43%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 44
3 years	$ 144
5 years	$ 254
10 years	$ 575

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Tax-Exempt Portfolio on page 15.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual operating expenses	0.47%
Fee waiver and/or expense reimbursementA	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.43%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.43%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 44
3 years	$ 145
5 years	$ 258
10 years	$ 586

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Only Portfolio on page 19.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.43%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.43%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 44
3 years	$ 144
5 years	$ 254
10 years	$ 575

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Portfolio on page 23.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.43%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.43%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 44
3 years	$ 144
5 years	$ 254
10 years	$ 575

Supplement to the
Fidelity® Institutional Money Market Funds
Select Class
May 30, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Government Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Treasury Only Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities.

Treasury Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Government Portfolio on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.05%
Other expenses	0.07%
Total annual operating expenses	0.26%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.23%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Select Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.23%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

IMMSC-15-01  January 30, 2015
1.778424.117
1 year	$ 24
3 years	$ 80
5 years	$ 142
10 years	$ 327

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Money Market Portfolio on page 7.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.05%
Other expenses	0.07%
Total annual operating expenses	0.26%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.23%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Select Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.23%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 24
3 years	$ 80
5 years	$ 142
10 years	$ 327

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Prime Money Market Portfolio on page 11.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.05%
Other expenses	0.07%
Total annual operating expenses	0.26%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.23%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Select Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.23%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 24
3 years	$ 80
5 years	$ 142
10 years	$ 327

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Tax-Exempt Portfolio on page 15.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.05%
Other expenses	0.08%
Total annual operating expenses	0.27%
Fee waiver and/or expense reimbursementA	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.23%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Select Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.23%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 24
3 years	$ 81
5 years	$ 146
10 years	$ 338

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Only Portfolio on page 19.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.05%
Other expenses	0.07%
Total annual operating expenses	0.26%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.23%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Select Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.23%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 24
3 years	$ 80
5 years	$ 142
10 years	$ 327

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Portfolio on page 23.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.05%
Other expenses	0.07%
Total annual operating expenses	0.26%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.23%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Select Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.23%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 24
3 years	$ 80
5 years	$ 142
10 years	$ 327

Supplement to the
Fidelity® Institutional Money Market Funds
Institutional Class
June 6, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Government Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Treasury Only Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities.

Treasury Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Government Portfolio on page 3 and updates information contained in the "Fund Services - Fund Management" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.04%
Total annual operating expenses	0.18%
Fee waiver and/or expense reimbursementB	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.14%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.14%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

IMM-I-15-01  January 30, 2015
1.9863567.100
1 year	$ 14
3 years	$ 53
5 years	$ 96
10 years	$ 225

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Only Portfolio on page 7 and updates information contained in the "Fund Services - Fund Management" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.04%
Total annual operating expenses	0.18%
Fee waiver and/or expense reimbursementB	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.14%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.14%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 14
3 years	$ 53
5 years	$ 96
10 years	$ 225

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Portfolio on page 11 and updates information contained in the "Fund Services - Fund Management" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.04%
Total annual operating expenses	0.18%
Fee waiver and/or expense reimbursementB	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.14%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.14%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 14
3 years	$ 53
5 years	$ 96
10 years	$ 225